5. Subsequent Events	6 Months Ended
Jun. 30, 2016
Disclosure Text Block [Abstract]
5. Subsequent Events	5. Subsequent Events There were no other material subsequent events following the period ended June 30, 2016 and throughout the date of the filing of Form 10-Q.